Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000103258 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.95%	21.42%	2.61%	1.39%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 95,377,157
Holdings Count | Holding	231
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BLSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$60	1.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.88%	21.15%	2.29%	1.12%
Investor A Shares (with sales charge)	1.27	14.79	1.19	0.57
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 95,377,157
Holdings Count | Holding	231
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103257 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor C Shares
Trading Symbol	BLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$99	1.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.48%	20.29%	1.53%	0.50%
Investor C Shares (with sales charge)	5.48	19.29	1.53	0.50
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 95,377,157
Holdings Count | Holding	231
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000198231 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BLSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.96%	21.47%	2.64%	1.42%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 95,377,157
Holdings Count | Holding	231
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121567 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	BDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	1.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.24%	24.29%	7.47%	4.28%
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,510,924,598
Holdings Count | Holding	5,850
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121568 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor A Shares
Trading Symbol	BDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	1.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.13%	24.12%	7.22%	4.02%
Investor A Shares (with sales charge)	1.50	17.60	6.07	3.46
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,510,924,598
Holdings Count | Holding	5,850
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121569 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor C Shares
Trading Symbol	BDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$123	2.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.35%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.81%	23.18%	6.41%	3.39%
Investor C Shares (with sales charge)	5.82	22.18	6.41	3.39
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,510,924,598
Holdings Count | Holding	5,850
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000166017 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Class K Shares
Trading Symbol	BGCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	1.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.30%	24.44%	7.54%	4.33%
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,510,924,598
Holdings Count | Holding	5,850
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000223506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	7.77%	21.00%	4.44%
MSCI Emerging Markets Index	8.59	25.32	(0.46)
MSCI Emerging Markets Minimum Volatility Index	9.49	21.72	3.06

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,891,057
Holdings Count | Holding	134
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,891,057
Number of Portfolio Holdings	134
Portfolio Turnover Rate	124%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
India	20.9%
China	19.7%
Taiwan	13.0%
Saudi Arabia	7.3%
Malaysia	5.6%
United States	5.0%
South Korea	4.4%
Qatar	3.4%
United Arab Emirates	3.2%
Kuwait	3.0%
Other#	14.7%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)Excludes short-term securities.
C000223508 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BADEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	7.68%	20.88%	4.19%
Investor A Shares (with sales charge)	2.03	14.54	2.75
MSCI Emerging Markets Index	8.59	25.32	(0.46)
MSCI Emerging Markets Minimum Volatility Index	9.49	21.72	3.06

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,891,057
Holdings Count | Holding	134
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,891,057
Number of Portfolio Holdings	134
Portfolio Turnover Rate	124%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
India	20.9%
China	19.7%
Taiwan	13.0%
Saudi Arabia	7.3%
Malaysia	5.6%
United States	5.0%
South Korea	4.4%
Qatar	3.4%
United Arab Emirates	3.2%
Kuwait	3.0%
Other#	14.7%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)Excludes short-term securities.
C000223507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BKDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	7.89%	21.16%	4.48%
MSCI Emerging Markets Index	8.59	25.32	(0.46)
MSCI Emerging Markets Minimum Volatility Index	9.49	21.72	3.06

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,891,057
Holdings Count | Holding	134
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,891,057
Number of Portfolio Holdings	134
Portfolio Turnover Rate	124%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
India	20.9%
China	19.7%
Taiwan	13.0%
Saudi Arabia	7.3%
Malaysia	5.6%
United States	5.0%
South Korea	4.4%
Qatar	3.4%
United Arab Emirates	3.2%
Kuwait	3.0%
Other#	14.7%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.